Subsequent events (Details) - 1 months ended Aug. 01, 2018 ¥ in Millions, $ in Millions	USD ($)	CNY (¥)
Subsequent Event [Member] | Dalian Xinyi Renju Industrial Co., Ltd [Member]
Subsequent Event [Line Items]
Payments to acquire parcel of land	$ 19.6	¥ 133.6